RELATED-PARTY BALANCES AND TRANSACTIONS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Borrowings	R$ 27,905,234	R$ 19,856,047
Tax foreclosure	10,717	10,029
Others	489,471	537,525
Total	28,405,422	20,403,601
Guarantees [member]
IfrsStatementLineItems [Line Items]
Borrowings	21,858,819	14,257,629
Others	482,723	401,370
Total	22,341,542	14,658,999
Local Currency [Member] | Guarantees [member]
IfrsStatementLineItems [Line Items]
Borrowings	6,046,415	5,598,418
Tax foreclosure	10,717	10,029
Others	6,748	136,155
Total	R$ 6,063,880	5,744,602
Local Currency [Member] | Guarantees [member] | Transnordestina Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Maturities	Up to 09/19/2056 and Indefinite
Borrowings	R$ 3,966,722	3,695,183
Tax foreclosure	10,717	10,029
Others	4,828	4,235
Total	R$ 3,982,267	3,709,447
Local Currency [Member] | Guarantees [member] | Controladas Do Grupo [Member]
IfrsStatementLineItems [Line Items]
Maturities	Up to 01/10/2028 and Indefinite
Borrowings	R$ 2,079,693	1,903,235
Others	1,920	131,920
Total	2,081,613	2,035,155
United States of America, Dollars | Guarantees [member]
IfrsStatementLineItems [Line Items]
Borrowings	3,530,000	2,945,000
Total	R$ 3,530,000	2,945,000
United States of America, Dollars | Guarantees [member] | CSN Inova Ventures [Member]
IfrsStatementLineItems [Line Items]
Maturities	01/28/2028
Borrowings	R$ 1,300,000	1,300,000
Total	R$ 1,300,000	1,300,000
United States of America, Dollars | Guarantees [member] | CSN Resources [Member]
IfrsStatementLineItems [Line Items]
Maturities	Up to 04/08/2032
Borrowings	R$ 2,230,000	1,530,000
Total	R$ 2,230,000	1,530,000
United States of America, Dollars | Guarantees [member] | CSN Cimentos [Member]
IfrsStatementLineItems [Line Items]
Maturities	06/10/2027
Borrowings		115,000
Total		115,000
Euro Member Countries, Euro | Guarantees [member]
IfrsStatementLineItems [Line Items]
Others	R$ 75,000	75,000
Total	R$ 75,000	75,000
Euro Member Countries, Euro | Guarantees [member] | Lusosider Acos Planos [Member]
IfrsStatementLineItems [Line Items]
Maturities	Indefinite
Others	R$ 75,000	75,000
Total	R$ 75,000	R$ 75,000